Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2008
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Stock options outstanding	5,402,617,000	5,178,276,000	4,276,480
Stock incentive plan shares reserved for future issuance	91,130,000	57,535,000	378,010
Total (in Dollars)	$ 24,951,615	$ 24,502,324
Series A Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	3,438,670,000	3,438,670,000
Series B Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	6,065,646,000	6,065,646,000
Series C Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	907,481,000	907,481,000
Series C-1 Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	798,399,000	798,399,000	798,399
Series D Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	3,646,050,000	3,646,050,000
Series D-1 Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	1,515,152,000	1,515,152,000	1,515,152
Series D-2 Convertible Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	1,515,151,000	1,515,151,000	1,515,151
Series D-3 convertible preferred stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Convertible preferred stock	1,245,838,000	1,245,838,000
Series C Convertible Preferred Stock Warrants [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Series C convertible preferred stock warrants	134,126,000	134,126,000	134,126